Filed Pursuant to Rule 497(e)
1933 Act File No. 333-197427
1940 Act File No. 811-22980
ANGEL OAK CORE IMPACT FUND
Class A | Class C | Institutional Class
ANGEL OAK FINANCIALS INCOME IMPACT FUND
Class A | Class C | Institutional Class
ANGEL OAK HIGH YIELD OPPORTUNITIES FUND
Class A | Class C | Institutional Class
Each, a series of Angel Oak Funds Trust
Supplement to the Prospectus and Statement of Additional Information (the “SAI”),
each dated May 31, 2022, as supplemented to date
December 13, 2022
Effective December 31, 2022, Angel Oak Capital Advisors, LLC (the “Adviser”) has agreed to lower the contractual expense limits of the Angel Oak Core Impact Fund (the “Core Impact Fund”) from 0.59% to 0.44%, the Angel Oak Financials Income Impact Fund (the “Financials Income Impact Fund”) from 0.85% to 0.69%, and the Angel Oak High Yield Opportunities Fund (the “High Yield Fund”) from 0.65% to 0.55%. Accordingly, effective December 31, 2022, the Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.44% of the Core Impact Fund’s average daily net assets, 0.69% of the Financials Income Impact Fund’s average daily net assets, and 0.55% of the High Yield Fund’s average daily net assets through May 31, 2024. The contractual fee waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of a Fund, upon 60 days’ written notice to the Adviser. The contractual fee waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees.
Core Impact Fund
Accordingly, effective December 31, 2022, the “Fees and Expenses of the Fund” section in the Prospectus beginning on page 2 is replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” on page 82 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”

Shareholder fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None ¹	1.00% ²	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.22%	1.97%	0.97%
Less Fee Waiver/Expense Reimbursement[3,4]	-0.53%	-0.53%	-0.53%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3,4]	0.69%	1.44%	0.44%
1    There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% will be imposed if such Class A shares are redeemed within twelve (12) months of their purchase.

2    The Fund charges this fee on Class C shares redeemed within one year of purchase.
3    Angel Oak Capital Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.44% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2024. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
4    Restated for current fiscal year.
Expense Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:
If you redeem your shares at the end of each period:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$294	$552	$830	$1,623
Class C shares	$250	$567	$1,013	$2,253
Institutional Class shares	$45	$256	$485	$1,141
If you do not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$294	$552	$830	$1,623
Class C shares	$147	$567	$1,013	$2,253
Institutional Class shares	$45	$256	$485	$1,141
Financials Income Impact Fund
Accordingly, effective December 31, 2022, the “Fees and Expenses of the Fund” section in the Prospectus beginning on page 12 is replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” on page 82 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”

Shareholder fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None ¹	1.00% ²	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.89%	0.89%	0.89%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.35%	2.10%	1.10%
Less Fee Waiver/Expense Reimbursement[3,4]	-0.41%	-0.41%	-0.41%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3,4]	0.94%	1.69%	0.69%
1    There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% will be imposed if such Class A shares are redeemed within twelve (12) months of their purchase.
2    The Fund charges this fee on Class C shares redeemed within one year of purchase.
3    Angel Oak Capital Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.69% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2024. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
4    Restated for current fiscal year.
Expense Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:
If you redeem your shares at the end of each period:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$319	$604	$909	$1,777
Class C shares	$275	$618	$1,091	$2,399
Institutional Class shares	$70	$309	$566	$1,303

If you do not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$319	$604	$909	$1,777
Class C shares	$172	$618	$1,091	$2,399
Institutional Class shares	$70	$309	$566	$1,303
High Yield Fund
Accordingly, effective December 31, 2022, the “Fees and Expenses of the Fund” section in the Prospectus beginning on page 23 is replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” on page 82 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”

Shareholder fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None ¹	1.00% ²	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.14%	1.89%	0.89%
Less Fee Waiver/Expense Reimbursement[3,4]	-0.34%	-0.34%	-0.34%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3,4]	0.80%	1.55%	0.55%
1    There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% will be imposed if such Class A shares are redeemed within twelve (12) months of their purchase.
2    The Fund charges this fee on Class C shares redeemed within one year of purchase.
3    Angel Oak Capital Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.55% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2024. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
4    Restated for current fiscal year.
Expense Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:
If you redeem your shares at the end of each period:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$305	$546	$806	$1,550
Class C shares	$261	$561	$990	$2,184
Institutional Class shares	$56	$250	$460	$1,065
If you do not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$305	$546	$806	$1,550
Class C shares	$158	$561	$990	$2,184
Institutional Class shares	$56	$250	$460	$1,065

Effective December 31, 2022, the third paragraph of the “Management of the Funds” section in the Prospectus beginning on page 78 is replaced with the following. In addition, the fourth paragraph is hereby deleted.
The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.99% of the Multi-Strategy Income Fund’s average daily net assets and 0.35% of the UltraShort Income Fund’s average daily net assets through May 31, 2023, and 0.44% of the Core Impact Fund’s average daily net assets, 0.69% of the Financials Income Impact Fund’s average daily net assets, and 0.55% of the High Yield Fund’s average daily net assets through May 31, 2024 (the “Expense Limits”). The Expense Limits exclude certain expenses (e.g., 12b-1 fees), and consequently, each Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than such Fund’s Expense Limit. The contractual fee waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of a Fund, upon 60 days’ written notice to the Adviser. The contractual fee waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from a Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
Effective December 31, 2022, the third and fourth paragraphs of the “Investment Adviser” section in the SAI beginning on page 31 are replaced with the following:
The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.99% of the Multi-Strategy Income Fund’s average daily net assets and 0.35% of the UltraShort Income Fund’s average daily net assets through May 31, 2023, and 0.44% of the Core Impact Fund’s average daily net assets, 0.69% of the Financials Income Impact Fund’s average daily net assets, and 0.55% of the High Yield Fund’s average daily net assets through May 31, 2024 (each the “Expense Limit”). The Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of month in which the Adviser incurred the expense.
Prior to December 31, 2022, the Adviser also had voluntarily agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.69% of the Financials Income Impact Fund’s average daily net assets and, for the period February 1, 2021 through December 31, 2021, 0.30% of the UltraShort Income Fund’s average daily net assets. These voluntary waivers were in addition to the contractual fee waiver/expense limitation agreement discussed above.
Please retain this Supplement with your Prospectus and SAI for future reference.